Wells, Pipelines, Properties, Plant and Equipment, Net - Detailed Information About Property, Plant and Equipment (Parenthetical) (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization	$ 153,382,040	$ 156,704,513	$ 150,439,491
Plugging and abandonment cost	983,438	850,015	1,698,312
Provisions for plugging wells	84,050,900	68,797,600
Non-financial assets held for sale reclassified to fixed assets		4,652,314
Transfers from wells unassigned to a reserve	(6,726,769)	(16,440,645)
Net reversal of impairment	21,418,997
Net impairment		(151,444,560)
Pemex exploration and production [member]
Disclosure of detailed information about property, plant and equipment [line items]
Financing cost	$ 2,198,191	$ 3,060,963	$ 3,667,752